Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Details)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Separate Account Assets
Financial instruments recorded as assets, Carrying Amount	$ 103,929	$ 69,005
Financial instruments recorded as assets, Estimated Fair Value	$ 103,929	$ 69,005
Financial instruments recorded as assets, Level	2	2
Investment Contracts
Financial instruments recorded as assets, Carrying Amount	$ 2,434,783	$ 1,981,841
Financial instruments recorded as assets, Estimated Fair Value	$ 2,028,852	$ 1,726,602
Financial instruments recorded as assets, Level	2	2
Cash
Financial instruments recorded as assets, Carrying Amount	$ 2,058	$ 1,833
Financial instruments recorded as assets, Estimated Fair Value	$ 2,058	$ 1,833
Financial instruments recorded as assets, Level	1	1
Assets on deposit
Financial instruments recorded as assets, Carrying Amount	$ 2,434,783	$ 1,981,841
Financial instruments recorded as assets, Estimated Fair Value	$ 2,028,852	$ 1,726,602
Financial instruments recorded as assets, Level	2	2